Significant Accounting Policies (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Concentration of risks
Cash, cash equivalents and short-term investments	$ 449,876	$ 498,778
Current liabilities denominated in RMB	112,572	369,495
Cash, cash equivalents and short-term investments | Concentration of credit risk | China
Concentration of risks
Cash, cash equivalents and short-term investments	447,100	496,200
Maximum term of original maturity of time deposits	12 months
Cash, cash equivalents and short-term investments | Concentration of foreign currency risks | RMB
Concentration of risks
Cash, cash equivalents and short-term investments	9,000	62,100
Percentage of benchmark derived from specified source	2.00%	12.00%
Consolidated net revenues benchmark | Customer concentration risk | Alibaba | Minimum
Concentration of risks
Percentage of benchmark derived from specified source	10.00%	10.00%
Consolidated net accounts receivables benchmark | Concentration of credit risk | Alibaba | Minimum
Concentration of risks
Percentage of benchmark derived from specified source	10.00%	10.00%
Consolidated net accounts receivables benchmark | Concentration of foreign currency risks | RMB
Concentration of risks
Accounts receivable denominated in RMB	120,100	47,300
Current liabilities | Concentration of foreign currency risks | RMB
Concentration of risks
Percentage of benchmark derived from specified source	93.00%	15.00%
Current liabilities denominated in RMB	$ 104,800	$ 56,200
Advertising & Marketing | Consolidated net revenues benchmark | Customer concentration risk | Top 10 advertising agencies | China
Concentration of risks
Number of advertising agencies	10	10
Percentage of benchmark derived from specified source	14.00%	20.00%